CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2018 ARS ($) $ / shares shares
Shares issued and fully paid	2,168,909,384
Nominal value (in pesos per share) | $ / shares	$ 1
Treasury shares (in shares)	15,221,373
Treasury shares acquisition cost | $	$ 1,795
Dividends | $	$ 28,822 [1]
Treasury shares, Capital nominal value
Nominal value (in pesos per share) | $ / shares	$ 1
Treasury shares (in shares)	15,221,373
Percentage of treasury shares to total capital	0.70%

[1]	As approved by the Company’s Board of Directors on January 31, 2018. Includes 14,711 of advanced dividends which were subsequently ratified by the General Ordinary Shareholders’ Meeting held on April 25, 2018.